Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 2,478,357	$ 5,294,393
Other receivables	1,729,071	2,790,875
Advance to suppliers	135,071	1,368,850
Others	101,171	1,410,162
Prepaid expenses and other current assets	$ 4,443,670	$ 10,864,280